INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Summary of Loss before Income Tax
Loss before income tax co
ns
isted of:

	Year Ended December 31,
	2023	2022	2021
Macau operations	$11,021	$(720,470)	$(456,089)
Hong Kong operations	(474,862)	(400,725)	(434,618)
Philippine operations	86,910	28,204	(51,436)
Cyprus operations	(29,171)	3,152	(13,454)
Other jurisdictions operations	4,194	(2,092)	2,018

Loss before income tax	$(401,908)	$(1,091,931)	$(953,579)

Summary of Income Tax Expense
The income tax expense consisted of:

	Year Ended December 31,
	2023	2022	2021
Income tax expense - current:
Macau Complementary Tax	$—	$9	$172
Lump sum in lieu of Macau Complementary Tax on dividends	5,650	2,342	2,359
Hong Kong Profits Tax	11,613	528	48
Philippine Corporate Income Tax	4	5	1
Philippine withholding tax on dividends	2,566	—	2,937
Cyprus Corporate Income Tax	—	—	188
Income tax in other jurisdictions	66	219	323

Sub-total	19,899	3,103	6,028

(Over) under provision of income taxes in prior years:
Macau Complementary Tax	(511)	(560)	(874)
Lump sum in lieu of Macau Complementary Tax on dividends	(1,327)	—	—
Hong Kong Profits Tax	(450)	(4)	18
Philippine Corporate Income Tax	(157)	300	(62)
Income tax in other jurisdictions	50	98	14

Sub-total	(2,395)	(166)	(904)

Income tax (benefit) expense - deferred:
Macau Complementary Tax	(7,931)	(768)	(4,535)
Hong Kong Profits Tax	(154)	3,276	2,493
Philippine Corporate Income Tax	3,366	(258)	209
Cyprus Corporate Income Tax	589	(578)	—
Income tax in other jurisdictions	48	627	(406)

Sub-total	(4,082)	2,299	(2,239)

Total income tax expense	$13,422	$5,236	$2,885

Schedule of Reconciliation of Income Tax Expense from Loss Before Income Tax

A reconciliation of the income tax expense from loss before income tax per the accompanying consolidated statements of operations is as follows:

	Year Ended December 31,
	2023	2022	2021
Loss before income tax	$(401,908)	$(1,091,931)	$(953,579)
Macau Complementary Tax rate	12%	12%	12%
Income tax benefit at Macau Complementary Tax rate	(48,229)	(131,032)	(114,429)
Lump sum in lieu of Macau Complementary Tax on dividends	5,650	2,342	2,359
Effect of different tax rates of subsidiaries operating in other jurisdictions	(13,422)	(12,271)	(31,653)
Over provision in prior years	(2,395)	(166)	(904)
Effect of income for which no income tax expense is payable	(14,178)	(11,727)	(6,308)
Effect of expenses for which no income tax benefit is receivable	80,455	70,687	101,111
Effect of profits generated by gaming operations exempted	(75,403)	(25,700)	(10,851)
Effect of tax losses that cannot be carried forward	—	15,553	6,742
Changes in valuation allowances	27,004	48,122	(13,360)
Change in income tax rate	—	—	16,521
Expired tax losses	53,940	49,428	53,657

Income tax expense	$13,422	$5,236	$2,885

Schedule of Net Deferred Tax Liabilities
The net deferred tax liabilities as of December 31, 2023 and 2022 consisted of the following:

	December 31,
	2023	2022
Deferred tax assets:
Net operating losses carried forward	$205,189	$206,079
Depreciation and amortization	157,667	76,272
Lease liabilities	29,277	30,492
Others	16,936	13,052

Sub-total	409,069	325,895
Valuation allowances	(374,623)	(299,620)

Total deferred tax assets	34,446	26,275

Deferred tax liabilities:
Right-of-use assets	(9,471)	(10,413)
Land use rights	(36,513)	(44,434)
Intangible assets	(9,718)	(505)
Unrealized capital allowances	(4,405)	(4,279)
Others	(9,298)	(5,683)

Total deferred tax liabilities	(69,405)	(65,314)

Deferred tax liabilities, net	$(34,959)	$(39,039)

Schedule of Unrecognized tax benefits
A reconciliation of the beginning and ending amounts of unrecognized tax benefits is presented as follows:

	Year Ended December 31,
	2023	2022	2021

At beginning of year	$22,940	$16,342	$15,132
Additions based on tax positions related to current year	756	6,810	2,028
Additions based on tax positions related to prior year	4,984	—	—
Reductions due to expiry of the statute of limitations	(1,348)	(212)	(818)

At end of year	$27,332	$22,940	$16,342